SALARY AND EMPLOYEE BENEFITS (Tables)	12 Months Ended
Dec. 31, 2016
Defined Benefit Pension Plans And Defined Benefit Postretirement Plans Disclosure Tables [Abstract]
EMPLOYEE BENEFIT PALNS

NOTE 40: SALARY AND EMPLOYEE BENEFITS
	2014	2015	2016
	(EUR in millions)
	Continuing operations	Continuing operations
Salaries and other staff related benefits	750	739	714
Net periodic pension cost: Employee benefit plans (see below)	30	27	24
Total	780	766	738

	2014	2015	2016
	(EUR in millions)
	Continuing operations	Continuing operations
Service cost	8	9	8
Interest cost	11	7	8
Expected return on plan assets	(2)	(1)	(2)
Amortization of actuarial losses	10	12	10
Amortization of past service cost	1	-	-
Losses / (income) on curtailments / settlements and other expense / (income)	2	-	110
Utilization of prior year provision	-	-	(110)
Net periodic pension cost	30	27	24

	2014	2015	2016
Discount rate	3.6%	2.0%	2.4%
Expected return on plan assets	3.6%	2.0%	2.4%
Rate of compensation increase	1.8%	1.6%	1.5%

The aggregated funding status recognized in the consolidated balance sheet is reconciled below as follows for the years ended December 31:
	2014	2015	2016
	(EUR in millions)
Change in Projected Benefit obligation (“PBO”):
PBO, beginning of year	561	350	336
Service cost	8	9	8
Interest cost	11	7	8
Employee contributions	3	3	4
Actuarial loss/(gain)	52	(22)	21
Adjustment for disposal and other	-	-	1
Benefits paid from the Fund	(24)	(9)	(23)
Benefits paid directly by the Group	(264)	(3)	(126)
Settlements/Terminations/Curtailments	2	1	110
Prior service cost arising over last period	1	-	-
PBO, end of year	350	336	339

	2014	2015	2016
	(EUR in millions)
Change in plan assets:
Fair value of plan assets, beginning of year	67	63	68
Actual return on plan assets	3	1	2
Employer contributions	13	8	18
Employee contributions	3	3	4
Expenses	1	2	1
Benefits paid	(24)	(9)	(23)
Fair value of plan assets, end of year	63	68	70

Employer contributions paid by the Group, are in excess of the EUR 9 million total expected contributions for funded plans for 2016.

The amounts recognized in the consolidated balance sheet as at December 31, are as follows:
	2014	2015	2016
	(EUR in millions)
Funded status, end of year	(287)	(268)	(269)

The weighted-average assumptions used in determining the benefit obligation of such plans at December 31 are as follows:
	2014	2015	2016
Discount rate	2.0%	2.4%	1.6%
Rate of compensation increase	1.6%	1.6%	1.6%

Additional year-end information for pension plans with accumulated benefit obligations in excess of plan assets at December 31:
	2014	2015	2016
	(EUR in millions)
Projected benefit obligation	350	336	339
Accumulated benefit obligation	329	320	315
Fair value of plan assets	63	68	70

The amounts recognized in accumulated "Other Comprehensive Income" at December 31 are as follows:

	2014	2015	2016
	(EUR in millions)
Net actuarial losses	162	127	137
Prior service cost	(2)	(2)	(1)

Other Changes in Plan Assets and Benefit Obligations recognized in Other comprehensive income / (loss) at December 31 are as follows:

	2014	2015	2016
	(EUR in millions)
Net Loss / (Gain)	52	(23)	19
Prior Service Cost / (Credit)	1	-	-
(Gain)/Loss due to Curtailment/Settlement	-	-	4
Amortization of Losses / (Gains)	(10)	(12)	(12)
Amortization of Prior Service Cost	(1)	-	-
Total recognized on Other comprehensive (income) / loss	42	(35)	11

	2015		2016		2017
	Amount	Proportion	Amount	Proportion	Proportion range
	(EUR in millions)		(EUR in millions)
Cash and due from banks	2	2.9%	2	2.9%	0%-3%
Other	66	97.1%	68	97.1%	90%-97%
Total	68	100%	70	100%

Benefit
payments projected
(EUR in millions)
Expected Benefits next year	31
Expected Benefits in 2 Yrs	19
Expected Benefits in 3 Yrs	10
Expected Benefits in 4 Yrs	12
Expected Benefits in 5 Yrs	12
Expected Benefits in 6th to 10th Yr	124
In 2017, the Group is expected to make EUR 7 million in contributions to funded plans and pay EUR 31 million in retirement indemnities.